Risks Arising from Financial Instruments and Risk Management (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)
Risks Arising from Financial Instruments and Risk Management [Abstract]
Other variables remain constant	5.00%	5.00%	5.00%
Increase decrease on net income	$ 4,000	$ 112,000	€ 25,000	$ 17,000	$ 268,000	€ 236,000
Percentage of accounts receivable	91.00%	91.00%	91.00%	81.00%	81.00%	81.00%